LOAN RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LOAN RECEIVABLES, NET
Loan receivables		¥ 1,394,072	¥ 593,943
Less: Allowance for doubtful accounts		(615,592)	0
Total	$ 111,822	¥ 778,480	¥ 593,943